Employee Benefit Plan	6 Months Ended
Jun. 30, 2014
Employee Benefit Plan
Employee Benefit Plan

12. Employee Benefit Plan

          The Company has a 401(k) Savings Retirement Plan that covers substantially all full-time employees who meet the plan's eligibility requirements and provides for an employee elective contribution. The Company made matching contributions to the plan of $0.5 million, $0.9 million and $0.9 million, for the years ended December 31, 2011, 2012 and 2013, respectively.